N-2 - $ / shares			3 Months Ended
		Apr. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Apr. 01, 2026
Cover [Abstract]
Entity Central Index Key		0001422183
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		FS KKR CAPITAL CORP.
General Description of Registrant [Abstract]
Annual Dividend Payment			$ 0.48	$ 0.7	$ 0.7	$ 0.7	$ 0.7	$ 0.7	$ 0.7	$ 0.75	$ 0.75
Share Price [Table Text Block]
For the Three Months Ended (unless otherwise indicated)	Net Asset Value per Share(1)	Closing Sales Price		Premium (Discount) of High Sales Price to Net Asset Value per Share(2)	Premium (Discount) of Low Sales Price to Net Asset Value per Share(2)	Distributions per Share
		High	Low
Fiscal 2024
March 31, 2024	24.32	20.89	18.36	(14.10)%	(24.51)%	0.75
June 30, 2024	23.95	20.71	18.82	(13.53)%	(21.42)%	0.75
September 30, 2024	23.82	20.43	18.74	(14.23)%	(21.33)%	0.70
December 31, 2024	23.64	22.22	19.71	(6.01)%	(16.62)%	0.70
Fiscal 2025
March 31, 2025	23.37	24.06	20.47	2.95%	(12.41)%	0.70
June 30, 2025	21.93	21.50	17.95	(1.96)%	(18.15)%	0.70
September 30, 2025	21.99	22.48	14.93	2.23%	(32.11)%	0.70
December 31, 2025	20.89	16.13	14.16	(22.79)%	(32.22)%	0.70
Fiscal 2026
March 31, 2026 (through March 31, 2026)	N/A	14.93	9.91	N/A	N/A	0.48

(1)
NAV per Share is determined as of the last day in the relevant period and therefore may not reflect the NAV per Share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding Shares at the end of the relevant period. NAV per Share has not yet been publicly disclosed for the three months ended March 31, 2026.

(2)
Calculated as the respective high or low closing sale price less NAV, divided by NAV (in each case, as of the applicable period).

Lowest Price or Bid			9.91	14.16	14.93	17.95	20.47	19.71	18.74	18.82	18.36
Highest Price or Bid			$ 14.93	$ 16.13	$ 22.48	$ 21.5	$ 24.06	$ 22.22	$ 20.43	$ 20.71	$ 20.89
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			(22.79%)	2.23%	(1.96%)	2.95%	(6.01%)	(14.23%)	(13.53%)	(14.10%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			(32.22%)	(32.11%)	(18.15%)	(12.41%)	(16.62%)	(21.33%)	(21.42%)	(24.51%)
No Public Trading [Text Block]		Prior to April 16, 2014 there was no public market for the Company’s Shares.
Share Price												$ 10.11
NAV Per Share	[2]			$ 20.89	$ 21.99	$ 21.93	$ 23.37	$ 23.64	$ 23.82	$ 23.95	$ 24.32

[1]	Calculated as the respective high or low closing sale price less NAV, divided by NAV (in each case, as of the applicable period).
[2]	NAV per Share is determined as of the last day in the relevant period and therefore may not reflect the NAV per Share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding Shares at the end of the relevant period. NAV per Share has not yet been publicly disclosed for the three months ended March 31, 2026.